Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2019
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Short-term Bank Borrowings
2 2 .	SHORT-TERM BANK BORROWINGS

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Fixed-rate bank borrowings	473,000	558,000	80,152

Analyzed as:
Secured	180,000	180,000	25,855
Unsecured	293,000	378,000	54,297

	473,000	558,000	80,152

Bank borrowings carried the following range of interest rates at the end of the respective reporting period:

	2018	2019
Fixed-rate bank borrowings	4.4%	4.4%

All the Group’s bank borrowings are carried at amortized costs and are denominated in RMB.
Details of assets pledged in respect of the Group’s secured bank borrowings are set out in Note 2
7
. As of December 31, 2019 and 2018, bank borrowings of RMB558,000,000 (US$80,152,000) and RMB473,000,000, respectively, are guaranteed by certain subsidiaries of the Company.
One of the banking facilities are subject to the fulfillment of covenants. If the Group were in breach of the covenants, the drawn down facilities would become repayable on demand. The Group regularly monitors its compliance with these covenants, is up to date with the scheduled repayments of the term loans and does not consider it probable that the banks will exercise their discretion to demand repayment so long as the Group continues to meet these requirements. Further details of the Group’s management of liquidity risk are set out in Note 3
1
. As of December 31, 2019 and 2018, none of the covenants relating to drawn down facilities had been breached.